Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT1-1223
1.9878816.106
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.8%
Entertainment - 2.3%
Liberty Media Corp. Liberty Formula One Class C	1,964	127,051
Netflix, Inc. (a)	15,708	6,466,827
Roblox Corp. (a)	2,566	81,624
Roku, Inc. Class A (a)	694	41,342
Take-Two Interactive Software, Inc. (a)	1,715	229,381
		6,946,225
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	41,303	5,124,876
Class C (a)	36,977	4,633,218
Meta Platforms, Inc. Class A (a)	48,287	14,547,424
		24,305,518
Media - 1.3%
Charter Communications, Inc. Class A (a)	463	186,496
Comcast Corp. Class A	65,819	2,717,667
News Corp. Class A	3,057	63,219
Omnicom Group, Inc.	3,093	231,697
The Trade Desk, Inc. (a)	7,679	544,902
		3,743,981
TOTAL COMMUNICATION SERVICES		34,995,724
CONSUMER DISCRETIONARY - 11.3%
Automobile Components - 0.0%
BorgWarner, Inc.	3,464	127,822
Automobiles - 0.6%
Rivian Automotive, Inc. (a)	2,637	42,772
Tesla, Inc. (a)	9,447	1,897,335
		1,940,107
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	59,857	7,966,368
MercadoLibre, Inc. (a)	1,211	1,502,536
		9,468,904
Distributors - 0.0%
Genuine Parts Co.	556	71,646
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A (a)	5,015	593,224
ARAMARK Holdings Corp.	714	19,228
Booking Holdings, Inc. (a)	1,253	3,495,319
Carnival Corp. (a)	26,789	307,002
Chipotle Mexican Grill, Inc. (a)	615	1,194,453
Darden Restaurants, Inc.	1,826	265,738
Doordash, Inc. (a)	5,869	439,882
Draftkings Holdings, Inc. (a)	7,481	206,625
Hyatt Hotels Corp. Class A (b)	716	73,347
Las Vegas Sands Corp.	9,007	427,472
Marriott International, Inc. Class A	2,166	408,421
McDonald's Corp.	3,733	978,681
MGM Resorts International	3,155	110,173
Royal Caribbean Cruises Ltd. (a)	9,069	768,416
Starbucks Corp.	14,973	1,381,110
Wynn Resorts Ltd.	2,911	255,528
Yum! Brands, Inc.	1,829	221,053
		11,145,672
Household Durables - 1.3%
D.R. Horton, Inc.	12,442	1,298,945
Lennar Corp. Class A	8,939	953,613
NVR, Inc. (a)	119	644,102
PulteGroup, Inc.	11,486	845,255
		3,741,915
Specialty Retail - 2.0%
AutoZone, Inc. (a)	152	376,524
Dick's Sporting Goods, Inc.	734	78,501
O'Reilly Automotive, Inc. (a)	1,903	1,770,627
Ross Stores, Inc.	4,682	542,972
TJX Companies, Inc.	32,365	2,850,386
Tractor Supply Co. (b)	296	56,998
Ulta Beauty, Inc. (a)	343	130,789
		5,806,797
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	1,120	668,707
NIKE, Inc. Class B	6,745	693,184
		1,361,891
TOTAL CONSUMER DISCRETIONARY		33,664,754
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Molson Coors Beverage Co. Class B	3,532	204,044
Monster Beverage Corp.	16,372	836,609
PepsiCo, Inc.	8,870	1,448,294
		2,488,947
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	1,166	644,145
Walmart, Inc.	4,418	721,945
		1,366,090
Food Products - 0.8%
Bunge Ltd.	602	63,800
General Mills, Inc.	5,539	361,364
Lamb Weston Holdings, Inc.	3,844	345,191
Mondelez International, Inc.	20,472	1,355,451
The Hershey Co.	1,690	316,622
The J.M. Smucker Co.	326	37,112
		2,479,540
Household Products - 0.1%
Church & Dwight Co., Inc.	1,408	128,044
TOTAL CONSUMER STAPLES		6,462,621
ENERGY - 2.4%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	9,537	328,264
Halliburton Co.	4,296	169,005
Schlumberger Ltd.	17,346	965,478
		1,462,747
Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corp.	34,982	3,702,845
Hess Corp.	2,256	325,766
Marathon Petroleum Corp.	7,518	1,137,098
Phillips 66 Co.	1,975	225,288
Targa Resources Corp.	1,564	130,766
		5,521,763
TOTAL ENERGY		6,984,510
FINANCIALS - 6.9%
Banks - 1.5%
First Citizens Bancshares, Inc.	428	590,957
JPMorgan Chase & Co.	28,187	3,919,684
		4,510,641
Capital Markets - 0.5%
Ameriprise Financial, Inc.	776	244,106
Ares Management Corp.	5,004	493,344
Cboe Global Markets, Inc.	2,029	332,533
Coinbase Global, Inc. (a)(b)	4,097	315,961
KKR & Co. LP	2,565	142,101
MarketAxess Holdings, Inc.	218	46,598
Robinhood Markets, Inc. (a)(b)	2,679	24,486
		1,599,129
Financial Services - 2.9%
Apollo Global Management, Inc.	8,734	676,361
Berkshire Hathaway, Inc. Class B (a)	12,510	4,270,038
Fiserv, Inc. (a)	7,364	837,655
FleetCor Technologies, Inc. (a)	631	142,082
MasterCard, Inc. Class A	3,468	1,305,182
Toast, Inc. (a)(b)	4,759	76,096
Visa, Inc. Class A	5,100	1,199,010
		8,506,424
Insurance - 2.0%
AFLAC, Inc.	5,521	431,245
American International Group, Inc.	3,102	190,184
Aon PLC	859	265,775
Arch Capital Group Ltd. (a)	16,159	1,400,662
Arthur J. Gallagher & Co.	6,267	1,475,816
Brown & Brown, Inc.	2,135	148,212
Erie Indemnity Co. Class A	220	60,762
Everest Re Group Ltd.	778	307,792
Markel Group, Inc. (a)	60	88,231
Marsh & McLennan Companies, Inc.	5,784	1,096,936
Progressive Corp.	3,005	475,060
		5,940,675
TOTAL FINANCIALS		20,556,869
HEALTH CARE - 12.1%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	984	149,371
Biogen, Inc. (a)	1,353	321,392
BioMarin Pharmaceutical, Inc. (a)	483	39,340
Exact Sciences Corp. (a)	7,107	437,720
Gilead Sciences, Inc.	7,609	597,611
Regeneron Pharmaceuticals, Inc. (a)	1,182	921,830
Seagen, Inc. (a)	3,298	701,847
Vertex Pharmaceuticals, Inc. (a)	6,446	2,334,161
		5,503,272
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	1,588	293,129
Boston Scientific Corp. (a)	35,989	1,842,277
Dentsply Sirona, Inc.	1,155	35,124
DexCom, Inc. (a)	3,576	317,656
Hologic, Inc. (a)	1,535	101,571
IDEXX Laboratories, Inc. (a)	1,554	620,776
Insulet Corp. (a)	620	82,193
Intuitive Surgical, Inc. (a)	11,656	3,056,436
STERIS PLC	400	83,992
Stryker Corp.	7,356	1,987,738
The Cooper Companies, Inc.	499	155,563
Zimmer Biomet Holdings, Inc.	1,125	117,461
		8,693,916
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	8,410	765,310
Cencora, Inc.	3,556	658,393
DaVita HealthCare Partners, Inc. (a)	226	17,454
HCA Holdings, Inc.	3,711	839,206
McKesson Corp.	2,193	998,604
Universal Health Services, Inc. Class B	656	82,584
		3,361,551
Life Sciences Tools & Services - 0.3%
West Pharmaceutical Services, Inc.	2,442	777,264
Pharmaceuticals - 5.9%
Eli Lilly & Co.	25,567	14,162,328
Merck & Co., Inc.	33,640	3,454,828
		17,617,156
TOTAL HEALTH CARE		35,953,159
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	2,270	464,192
HEICO Corp.	168	26,613
Howmet Aerospace, Inc.	11,760	518,616
Textron, Inc.	811	61,636
The Boeing Co. (a)	8,632	1,612,630
TransDigm Group, Inc. (a)	2,077	1,719,943
		4,403,630
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,264	138,092
FedEx Corp.	5,234	1,256,683
		1,394,775
Building Products - 1.2%
A.O. Smith Corp.	1,702	118,732
Builders FirstSource, Inc. (a)	7,093	769,732
Carrier Global Corp.	14,246	678,964
Fortune Brands Home & Security, Inc.	604	33,703
Lennox International, Inc.	1,271	470,956
Owens Corning	3,676	416,748
Trane Technologies PLC	6,209	1,181,635
		3,670,470
Commercial Services & Supplies - 0.6%
Copart, Inc.	38,604	1,680,046
Rollins, Inc.	1,734	65,216
		1,745,262
Construction & Engineering - 0.3%
Quanta Services, Inc.	5,340	892,421
Electrical Equipment - 1.6%
AMETEK, Inc.	5,054	711,452
Eaton Corp. PLC	13,370	2,779,757
Emerson Electric Co.	2,335	207,745
Hubbell, Inc. Class B	2,209	596,651
Rockwell Automation, Inc.	2,255	592,637
		4,888,242
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	849	41,508
Old Dominion Freight Lines, Inc.	2,172	818,106
Uber Technologies, Inc. (a)	58,086	2,513,962
		3,373,576
Industrial Conglomerates - 2.2%
General Electric Co.	58,858	6,393,745
Machinery - 2.5%
Caterpillar, Inc.	7,480	1,690,854
Graco, Inc.	2,799	208,106
Illinois Tool Works, Inc.	4,153	930,770
Ingersoll Rand, Inc.	11,897	721,910
Otis Worldwide Corp.	2,456	189,628
PACCAR, Inc.	17,253	1,423,890
Parker Hannifin Corp.	3,589	1,324,018
Pentair PLC	5,775	335,643
Snap-On, Inc.	1,172	302,306
Westinghouse Air Brake Tech Co.	578	61,280
Xylem, Inc.	1,594	149,103
		7,337,508
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	1,823	56,969
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp. Class A	2,218	266,005
Broadridge Financial Solutions, Inc.	1,056	180,196
Jacobs Solutions, Inc.	523	69,716
Verisk Analytics, Inc.	3,936	894,889
		1,410,806
Trading Companies & Distributors - 0.9%
Ferguson PLC	4,745	712,699
United Rentals, Inc.	1,297	526,932
W.W. Grainger, Inc.	1,520	1,109,342
Watsco, Inc. (b)	1,225	427,390
		2,776,363
TOTAL INDUSTRIALS		38,343,767
INFORMATION TECHNOLOGY - 36.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	7,195	1,441,662
Cisco Systems, Inc.	17,056	889,129
Motorola Solutions, Inc.	3,456	962,358
		3,293,149
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	1,843	148,454
Arrow Electronics, Inc. (a)	744	84,377
CDW Corp.	431	86,372
Cognex Corp.	691	24,869
Jabil, Inc.	3,387	415,924
		759,996
IT Services - 0.6%
Akamai Technologies, Inc. (a)	1,644	169,875
Cloudflare, Inc. (a)	1,239	70,239
Gartner, Inc. (a)	1,170	388,487
MongoDB, Inc. Class A (a)	1,976	680,910
Okta, Inc. (a)	877	59,119
Snowflake, Inc. (a)	1,220	177,059
VeriSign, Inc. (a)	954	190,476
		1,736,165
Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc. (a)	42,091	4,145,964
Analog Devices, Inc.	2,956	465,067
Applied Materials, Inc.	21,309	2,820,246
Broadcom, Inc.	17,405	14,644,045
Entegris, Inc.	1,449	127,570
First Solar, Inc. (a)	3,562	507,407
Intel Corp.	17,214	628,311
KLA Corp.	3,161	1,484,722
Lam Research Corp.	3,537	2,080,534
Lattice Semiconductor Corp. (a)	3,542	196,971
Marvell Technology, Inc.	8,881	419,361
Microchip Technology, Inc.	5,652	402,931
Monolithic Power Systems, Inc.	684	302,150
NVIDIA Corp.	35,877	14,630,641
ON Semiconductor Corp. (a)	13,638	854,284
		43,710,204
Software - 16.6%
Adobe, Inc. (a)	11,259	5,990,464
ANSYS, Inc. (a)	1,967	547,337
Atlassian Corp. PLC (a)	640	115,610
Bentley Systems, Inc. Class B (b)	4,827	234,785
Cadence Design Systems, Inc. (a)	9,755	2,339,737
Confluent, Inc. (a)	1,741	50,332
Crowdstrike Holdings, Inc. (a)	938	165,810
Datadog, Inc. Class A (a)	1,286	104,770
Dropbox, Inc. Class A (a)	2,441	64,198
Dynatrace, Inc. (a)	2,632	117,677
Fair Isaac Corp. (a)	1,142	965,984
Fortinet, Inc. (a)	11,003	629,042
HubSpot, Inc. (a)	1,667	706,425
Intuit, Inc.	1,176	582,061
Manhattan Associates, Inc. (a)	1,066	207,849
Microsoft Corp.	45,589	15,414,088
Oracle Corp.	69,179	7,153,109
Palantir Technologies, Inc. (a)(b)	80,425	1,190,290
Palo Alto Networks, Inc. (a)	7,521	1,827,753
PTC, Inc. (a)	423	59,398
Roper Technologies, Inc.	450	219,857
Salesforce, Inc. (a)	21,158	4,249,161
ServiceNow, Inc. (a)	3,818	2,221,503
Splunk, Inc. (a)	1,657	243,844
Synopsys, Inc. (a)	4,982	2,338,750
Tyler Technologies, Inc. (a)	176	65,630
UiPath, Inc. Class A (a)	1,760	27,333
Unity Software, Inc. (a)(b)	1,070	27,146
VMware, Inc. Class A (a)	2,921	425,444
Workday, Inc. Class A (a)	4,445	941,051
		49,226,438
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	57,336	9,791,269
Dell Technologies, Inc.	3,579	239,471
Hewlett Packard Enterprise Co.	5,163	79,407
Super Micro Computer, Inc. (a)	1,324	317,058
Western Digital Corp. (a)	1,260	50,589
		10,477,794
TOTAL INFORMATION TECHNOLOGY		109,203,746
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	1,336	377,340
Celanese Corp. Class A	420	48,094
DuPont de Nemours, Inc.	3,323	242,180
Linde PLC	9,832	3,757,397
Westlake Corp.	191	22,034
		4,447,045
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	1,530	625,678
Vulcan Materials Co.	3,407	669,441
		1,295,119
Containers & Packaging - 0.0%
Packaging Corp. of America	392	59,996
Metals & Mining - 0.3%
Nucor Corp.	1,973	291,590
Reliance Steel & Aluminum Co.	1,930	490,953
Steel Dynamics, Inc.	1,842	196,191
		978,734
TOTAL MATERIALS		6,780,894
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Digital Realty Trust, Inc.	1,238	153,958
Iron Mountain, Inc.	1,152	68,049
		222,007
Real Estate Management & Development - 0.0%
CoStar Group, Inc. (a)	1,588	116,575
Zillow Group, Inc. Class C (a)	733	26,571
		143,146
TOTAL REAL ESTATE		365,153
UTILITIES - 0.7%
Electric Utilities - 0.6%
Constellation Energy Corp.	9,264	1,046,091
Edison International	1,952	123,093
PG&E Corp. (a)	40,813	665,252
		1,834,436
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	3,763	123,125
Multi-Utilities - 0.0%
Consolidated Edison, Inc.	1,401	122,994
TOTAL UTILITIES		2,080,555
TOTAL COMMON STOCKS (Cost $273,384,069)		295,391,752

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $295,012)	300,000	294,995

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	156,481	156,512
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	2,089,491	2,089,700
TOTAL MONEY MARKET FUNDS (Cost $2,246,212)		2,246,212

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $275,925,293)	297,932,959
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,156,021)
NET ASSETS - 100.0%	296,776,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec 2023	1,263,675	4,624	4,624

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,565.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,483,312	7,710,450	9,037,250	5,462	-	-	156,512	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	690,275	5,649,802	4,250,377	274	-	-	2,089,700	0.0%
Total	2,173,587	13,360,252	13,287,627	5,736	-	-	2,246,212

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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